Equity (Details)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	797,207,834
Percent of shares outstanding	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	665,408
Percent of shares outstanding	0.08%
Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	1,152,937,970
Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Common shares member | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	535,661,731
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	345,060,392
Percent of shares outstanding	100.00%
Class A Preference Shares [Member] | Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	665,408
Percent of shares outstanding	0.19%
Class A Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	616,682,421
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Class B Preference Shares [Member] | Authorised [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	593,818
Novonor member
IfrsStatementLineItems [Line Items]
Shares outstanding	305,517,121
Percent of shares outstanding	38.32%
Novonor member | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	226,334,623
Percent of shares outstanding	50.11%
Novonor member | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	79,182,498
Percent of shares outstanding	22.95%
Petrobras member
IfrsStatementLineItems [Line Items]
Shares outstanding	288,188,691
Percent of shares outstanding	36.15%
Petrobras member | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	212,426,952
Percent of shares outstanding	47.03%
Petrobras member | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	75,761,739
Percent of shares outstanding	21.96%
Adrs member
IfrsStatementLineItems [Line Items]
Shares outstanding	42,869,320	[1]
Percent of shares outstanding	5.38%	[1]
Adrs member | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	42,869,320	[1]
Percent of shares outstanding	12.42%	[1]
Other [member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	12,907,077
Percent of shares outstanding	2.86%
Other [member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	146,581,427
Percent of shares outstanding	42.48%
Other [member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%
Other2 member
IfrsStatementLineItems [Line Items]
Shares outstanding	159,967,294
Percent of shares outstanding	20.07%
Total [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	796,542,426
Percent of shares outstanding	99.92%
Total [Member] | Common shares member
IfrsStatementLineItems [Line Items]
Shares outstanding	451,668,652
Percent of shares outstanding	100.00%
Total [Member] | Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	344,394,984
Percent of shares outstanding	99.81%
Total [Member] | Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	478,790
Percent of shares outstanding	100.00%

[1]	American Depository Receipt ("ADR") on the New York Stock Exchange – NYSE (USA).